Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Series A Preferred Stocks [Member]	Series B Preferred Stocks [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Aug. 31, 2023	$ 45	$ 0	$ 4,967	$ 11,183,720	$ (4,931,367)	$ 6,257,365
Beginning balance, shares at Aug. 31, 2023	453,966	0	49,665,649
Common stock issued for services -related party			$ 8	277,458		277,466
Common stock issued for services -related party, shares			83,056
Net loss					(927,840)	(927,840)
Ending balance, value at Nov. 30, 2023	$ 45	$ 0	$ 4,975	11,461,178	(5,861,237)	5,606,991
Ending balance, shares at Nov. 30, 2023	453,966	0	49,748,705
Beginning balance, value at Aug. 31, 2023	$ 45	$ 0	$ 4,967	11,183,720	(4,931,367)	6,257,365
Beginning balance, shares at Aug. 31, 2023	453,966	0	49,665,649
Net loss						(1,830,522)
Ending balance, value at Feb. 29, 2024	$ 0	$ 0	$ 4,982	11,738,635	(6,761,889)	4,981,774
Ending balance, shares at Feb. 29, 2024	0	0	49,821,698
Beginning balance, value at Nov. 30, 2023	$ 45	$ 0	$ 4,975	11,461,178	(5,861,237)	5,606,991
Beginning balance, shares at Nov. 30, 2023	453,966	0	49,748,705
Stock based compensation -related parties			$ 7	277,458		277,465
Common stock issued for services -related party, shares			72,993
Net loss					(902,682)	(902,682)
Ending balance, value at Feb. 29, 2024	$ 0	$ 0	$ 4,982	11,738,635	(6,761,889)	4,981,774
Ending balance, shares at Feb. 29, 2024	0	0	49,821,698
Beginning balance, value at Aug. 31, 2024	$ 45	$ 0	$ 4,991	12,306,833	(8,223,870)	4,087,999
Beginning balance, shares at Aug. 31, 2024	453,966	0	49,912,607
Series A Preferred - for change of vesting terms				25,000		25,000
Series A - deemed dividend due to convert price reset				2,960,648	(2,960,648)
Conversion of common stock to Preferred B stock and purchase of Preferred B Stock			(1,150)	201,150		200,000
Stock based compensation -related parties			100	72,150		72,250
Conversion of common stock to Preferred B stock and purchase of Preferred B Stock, shares		2,500
Net loss					(974,738)	(974,738)
Conversion of common stock to Preferred B stock and purchase of Preferred B Stock, shares			(11,500,000)
Stock based compensation for services, shares			255,000
Stock based compensation for services			$ 26	398,847		398,872
Stock based compensation -related parties, shares			1,000,000
Ending balance, value at Nov. 30, 2024	$ 45	$ 0	$ 3,967	15,964,627	(12,159,256)	3,809,383
Ending balance, shares at Nov. 30, 2024	453,966	2,500	39,667,607
Beginning balance, value at Aug. 31, 2024	$ 45	$ 0	$ 4,991	12,306,833	(8,223,870)	4,087,999
Beginning balance, shares at Aug. 31, 2024	453,966	0	49,912,607
Net loss						(2,131,629)
Ending balance, value at Feb. 28, 2025	$ 45	$ 0	$ 3,967	16,165,284	(13,316,148)	2,853,149
Ending balance, shares at Feb. 28, 2025	453,966	2,500	39,667,607
Beginning balance, value at Nov. 30, 2024	$ 45	$ 0	$ 3,967	15,964,627	(12,159,256)	3,809,383
Beginning balance, shares at Nov. 30, 2024	453,966	2,500	39,667,607
Stock based compensation - services				65,146		65,146
Stock based compensation - services related parties				135,511		135,511
Net loss					(1,156,891)	(1,156,891)
Ending balance, value at Feb. 28, 2025	$ 45	$ 0	$ 3,967	$ 16,165,284	$ (13,316,148)	$ 2,853,149
Ending balance, shares at Feb. 28, 2025	453,966	2,500	39,667,607